U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                FORM 24F-2
          Annual Notice of Securities Sold Pursuant to Rule 24f-2


1.)  Name and address of issuer:

     TRANSAMERICA INVESTORS, INC.
     1150 South Olive Street
     Los Angeles, CA  90015

2.) Name of each series or class of funds for which this notice is filed:

     Advisor Shares

3.)  Investment Company Act File Number:               811-9010
     Securities Act File Number:                       33-90888

4.)  Last day of fiscal year for which this notice
     is filed:                                         12-31-95

5.)  Check box if this notice is being filed more
     than 180 days after the close of the issuer's
     fiscal year for purposes of reporting securities
     sold after the close of the fiscal year but
     before termination of the issuer's
     24f-2 declaration.                                [    ]

6.)  Date of termination of issuer's declaration
     under rule 24f-2(a)(1), if applicable:            N/A

7.)  Number and amount of securities of the the
     same class or series which had been registered
     under the Securities Act of 1933 other than
     pursuant to rule 24f-2 in a prior fiscal year,
     but which remained unsold at the beginning of
     the fiscal year:                                  N/A

8.)  Number and amount of securities registered
     during the fiscal year other than pursuant
     to rule 24f-2:                                    N/A

9.)  Number and aggregate sale price of securities
     sold during the fiscal year:                      110,553



10.) Number and aggregate sale price of securities
     sold during the fiscal year in reliance upon
     registration pursuant to rule 24f-2:              110,553

11.) Number and aggregate sale price of securities
     issued during the fiscal year in connection
     with dividend reinvestment plans, if applicable:  124

12.) Calculation of Registration Fee:

     (i)       Aggregate sale price of securities sold
               during the fiscal year in reliance on
               rule 24f-2 (from Item 10):              110,553

     (ii)      Aggregate price of shares issued in
               connection with dividend reinvestment
               plans (from Item 11, if applicable):    124

     (iii)     Aggregate price of shares redeemed or
               repurchased during the fiscal year
               (if applicable):                        4,000

     (iv)      Aggregate price of shares redeemed
               or repurchased and previously applied
               as a reduction to filing fees
               pursuant to rule 24e-2 (if applicable): N/A
     (v)       Net aggregate price of securities sold
               and issued during the fiscal year in
               reliance on rule 24f-2 [line (i),
               plus line (ii), less line (iii),
               plus line (iv)] (if applicable):        106,677

     (vi)      Multiplier prescribed by Section 6(b)
               of the Securities Act of 1933
               or other applicable law or regulation:  1/2900

     (vii)     Fee due [line (i) or line (v)
               multiplied by line (vi)]:               36.78

13.) Check box if fees are being remitted to the
     Commission's lockbox depository as described
     in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a).    [ X  ]

     Date of mailing or wire transfer of filing
     fees to the Commission's lockbox depository:      2-26-96


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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                         TRANSAMERICA INVESTORS, INC.

                         By:  /s/ Reid A. Evers
                              REID A. EVERS
                              Secretary

Date:  2-26-96



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